Long-term debt: (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended									0 Months Ended			0 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended	3 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended	3 Months Ended		6 Months Ended			0 Months Ended
	Dec. 18, 2009	Dec. 31, 2013	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Oct. 02, 2013 Subsequent event	Oct. 02, 2013 Calvin A. Wallen, III Series B Convertible Preferred Stock	Oct. 02, 2013 Calvin A. Wallen, III Subsequent event Series B Convertible Preferred Stock	Dec. 31, 2013 Revolving Note	Jun. 30, 2013 Revolving Note	Mar. 05, 2007 Revolving Note Original Agreement	Dec. 18, 2009 Revolving Note Second Amendment	Dec. 18, 2009 Revolving Note Second Amendment Maximum	Aug. 30, 2010 Revolving Note Third Amendment	Mar. 05, 2007 Credit Facility with WFEC Original Agreement	Mar. 31, 2013 Credit Facility with WFEC Original Agreement	Dec. 31, 2012 Credit Facility with WFEC Original Agreement	Mar. 05, 2007 Credit Facility with WFEC Original Agreement Wells Fargo Bank prime rate	Mar. 05, 2007 Credit Facility with WFEC Original Agreement Maximum	Dec. 18, 2009 Credit Facility with WFEC Second Amendment	Jun. 30, 2012 Credit Facility with WFEC Second Amendment	Jun. 30, 2011 Credit Facility with WFEC Second Amendment	Dec. 31, 2012 Credit Facility with WFEC Second Amendment	Dec. 18, 2009 Credit Facility with WFEC Second Amendment Wells Fargo Bank prime rate	Dec. 18, 2009 Credit Facility with WFEC Second Amendment Maximum	Aug. 30, 2010 Credit Facility with WFEC Third Amendment	Jun. 30, 2012 Credit Facility with WFEC Third Amendment	Jun. 30, 2011 Credit Facility with WFEC Third Amendment	Dec. 31, 2012 Credit Facility with WFEC Third Amendment	Aug. 30, 2010 Credit Facility with WFEC Third Amendment Wells Fargo Bank prime rate	Aug. 30, 2010 Credit Facility with WFEC Third Amendment Maximum	Mar. 28, 2013 Credit Facility with WFEC Fourth Amendment	Mar. 31, 2013 Credit Facility with WFEC Fourth Amendment	Jun. 30, 2013 Credit Facility with WFEC Fourth Amendment	Jun. 30, 2013 Term Loan	Mar. 05, 2007 Term Loan Original Agreement	Dec. 18, 2009 Term Loan Second Amendment	Jun. 30, 2013 Term Loan Second Amendment	Aug. 30, 2010 Term Loan Third Amendment	Dec. 18, 2009 Subordinated promissory note Calvin A. Wallen, III	Dec. 31, 2013 Subordinated promissory note Calvin A. Wallen, III	Jun. 30, 2013 Subordinated promissory note Calvin A. Wallen, III	Sep. 30, 2013 Subordinated promissory note Calvin A. Wallen, III	Oct. 02, 2013 Subordinated promissory note Calvin A. Wallen, III Subsequent event	Jun. 30, 2013 Subordinated promissory note Calvin A. Wallen, III Wells Fargo Bank prime rate	Dec. 31, 2013 Senior secured notes due October 2, 2016	Dec. 31, 2012 Senior secured notes due October 2, 2016	Dec. 31, 2013 Senior secured notes due October 2, 2016	Dec. 31, 2012 Senior secured notes due October 2, 2016	Oct. 02, 2013 Senior secured notes due October 2, 2016	Oct. 02, 2013 Senior secured notes due October 2, 2016 Subsequent event	Oct. 02, 2013 Credit Agreement Wells Fargo Bank prime rate	Oct. 02, 2013 Credit Agreement Wells Fargo Bank prime rate Subsequent event	Oct. 02, 2013 Credit Agreement WFEC	Oct. 02, 2013 Credit Agreement WFEC Subsequent event	Oct. 02, 2013 Credit Agreement Cubic Louisiana Subsequent event
Long-term debt
Revolving credit facility										$ 40,000,000		$ 20,000,000		$ 40,000,000	$ 30,000,000																																								$ 10,000,000	$ 10,000,000
Convertible term loan, principal amount												5,000,000																								5,000,000	5,000,000	5,000,000		5,000,000	2,000,000										66,000,000	66,000,000
Interest rate basis																prime rate			prime rate		prime rate				prime rate		prime rate				prime rate										prime rate		prime rate			prime rate							Wells Fargo Bank prime rate	Wells Fargo Bank prime rate
Interest rate spread over basis (as a percent)																2.00%			2.00%		2.00%				2.00%		2.00%				2.00%										1.00%		1.00%			1.00%							2.00%	2.00%
Number of common shares into which term loan may be converted																																					5,044,900		5,000,000
Conversion price (in dollars per share)																																			$ 0.20		$ 0.9911
Funded amount used to retire previously outstanding senior debt																																					5,000,000
Expiration period of warrants																5 years
Number of shares of common stock for which warrants are issued																				2,500,000						5,000,000						1,000,000			8,500,000
Exercise price of warrants (in dollars per share)																$ 0.9911	$ 0.20	$ 0.20			$ 0.9911			$ 0.20			$ 1.00			$ 0.20					$ 0.20
Increase in additional paid-in capital due to value assigned to the warrants				902,161												1,314,289					8,031,896						516,882
Term of debt, used as amortization period																											2 years																						3 years
Amortization of discount																						5,515,769	5,500,699					287,689	239,741																			0	563,713	0
Debt and warrants issuance costs																					50,000						100,000						260,000																3,598,395
Debt issuance costs capitalized and amortized over the term of debt																											89,451																						3,210,876
Amortization of debt issuance costs		286,264	286,264	520,000	68,554	60,368																19,762	19,708					48,791	40,660																		260,975	0	260,975	0
Renewal fee																																		260,000								896,667
Borrowing base under the revolving credit facility													25,000,000
Number of common stock shares for which the expiration date of outstanding warrants is extended	2,500,000																				2,500,000
Fair market value assigned to warrants for which expiration date was extended						516,882															923,302
Extinguishment of debt																																						1,877,494
Write off of deferred loan cost and discounts																					129,871
Beneficial conversion feature																					5,027,494
Beneficial conversion feature in convertible debt reduced due to limitations to the fair value to debt																					3,122,506
Debt discount recorded																					13,955,198						527,430								902,161
Gain on debt extinguishment				0																	1,747,623
Unamortized deferred loan cost written off																					(26,947)
Amount outstanding under the revolving credit facility											20,870,000
Debt due to affiliate				2,000,000	2,000,000																																						2,000,000	2,500,000
Interest rate (as a percent)																																											4.25%
Repayment of debt																																											0												5,000,000	5,000,000
Loan discount written off																					(102,924)
Proceeds from Call Option Structured Derivative							35,000,000
Proceeds from the issuance of the senior secured notes																																																				101,000,000
Preferred stock, stated value								2,115,000	2,115,000
Preferred shares issued								2,115	2,115
Accrued and unpaid interest																																													114,986
Principal Amount Outstanding
Total long-term debt (including current portion)				27,865,110	37,000,000																																																				20,865,110
Less current portion				27,865,110	37,000,000																																						2,000,000		2,000,000
Total long-term debt		85,700,786	85,700,786	0	0
Maturities of Debt
Fiscal 2013				27,865,110
Fiscal 2014 and thereafter				$ 101,000,000